PIMCO Funds

Supplement Dated January 6, 2017 to the Bond Funds Prospectus

dated July 29, 2016, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Total Return ESG Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Scott A. Mather, Alex Struc, Mark Kiesel and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Alex Struc, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Struc co-heads ESG initiatives at PIMCO. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Messrs. Mather, Kiesel and Worah are Managing Directors of PIMCO. Mr. Struc is an Executive Vice President of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Fund since September 2014, and Mr. Struc has jointly managed the Fund since January 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Corporate Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mark Kiesel	11/02 9/14 9/14 9/14 9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Moderate Duration PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Scott A. Mather	9/14 9/14 9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Total Return ESG	Alex Struc	1/17

Executive Vice President, PIMCO. He is a portfolio manager in the London office, where he manages corporate and dedicated financial portfolios and is co-heading the ESG effort at PIMCO, which oversees the firm’s environmental, social and governance efforts. Prior to joining PIMCO in 2003, he was with Gartmore Investment Management and International Commercial Bank. He has 15 years of investment experience and holds a master’s degree in quantitative finance from the University of Westminster (London). He earned an undergraduate degree from the Academy of Economic Studies of Moldova.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mihir Worah	9/14 9/14 9/14 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated January 6, 2017 to the Short Duration Strategy Funds Prospectus

dated July 29, 2016, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Low Duration ESG Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is jointly managed by Scott A. Mather, Alex Struc and Jerome Schneider. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Scott A. Mather, Alex Struc and Jerome Schneider. Mr. Mather is CIO U.S. Core Strategies. Mr. Struc co-heads ESG initiatives at PIMCO. Messrs. Mather and Schneider are Managing Directors of PIMCO. Mr. Struc is an Executive Vice President of PIMCO. Messrs. Mather and Schneider have jointly managed the Fund since September 2014, and Mr. Struc has jointly managed the Fund since January 2017.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG	Scott A. Mather	9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Government Money Market PIMCO Low Duration PIMCO Low Duration II PIMCO Low Duration ESG PIMCO Short Asset Investment PIMCO Short-Term	Jerome Schneider	1/11 9/14 9/14 9/14 5/12* 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Low Duration ESG	Alex Struc	1/17

Executive Vice President, PIMCO. He is a portfolio manager in the London office, where he manages corporate and dedicated financial portfolios and is co-heading the ESG effort at PIMCO, which oversees the firm’s environmental, social and governance efforts. Prior to joining PIMCO in 2003, he was with Gartmore Investment Management and International Commercial Bank. He has 15 years of investment experience and holds a master’s degree in quantitative finance from the University of Westminster (London). He earned an undergraduate degree from the Academy of Economic Studies of Moldova.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated January 6, 2017 to the

Statement of Additional Information dated July 29, 2016, as supplemented (the “SAI”)

Disclosure Related to the PIMCO Low Duration ESG Fund and

PIMCO Total Return ESG Fund (the “Funds”)

Effective immediately, the PIMCO Low Duration ESG Fund is jointly managed by Scott A. Mather, Alex Struc and Jerome Schneider. In addition, effective immediately, the PIMCO Total Return ESG Fund is jointly managed by Scott A. Mather, Alex Struc, Mark Kiesel and Mihir Worah.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Struc[42]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	2	$397.63	1	$59.94
Other Accounts	3	$15.64	0	$0.00

[42]	Effective January 6, 2017, Mr. Struc co-manages the PIMCO Low Duration ESG Fund ($195.3 million) and the PIMCO Total Return ESG Fund ($1,105.9 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 6, 2017, the PIMCO Low Duration ESG Fund is jointly managed by Scott A. Mather, Alex Struc and Jerome Schneider, and the PIMCO Total Return ESG Fund is jointly managed by Scott A. Mather, Alex Struc, Mark Kiesel and Mihir Worah. Information pertaining to accounts managed by Mr. Struc is as of November 30, 2016.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Struc[12]	PIMCO Low Duration ESG	None
	PIMCO Total Return ESG	None

[12]	Effective January 6, 2017, Mr. Struc co-manages the PIMCO Low Duration ESG Fund and the PIMCO Total Return ESG Fund. Information for Mr. Struc is as of November 30, 2016.

Investors Should Retain This Supplement for Future Reference

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